Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Assets and Liabilities Acquired
The following summarizes the Puget Sound Refinery fair value of assets acquired and liabilities assumed on November 1, 2021:

(In thousands)
Assets Acquired
Inventories: Crude oil and refined products	$277,887
Inventories: Materials, supplies and other	21,460
Properties, plants and equipment (1)	394,237
Other assets	10,400
Total assets acquired	$703,984

Liabilities Assumed
Accrued and other current liabilities (1)	$12,524
Other long-term liabilities (1)	67,128
Total liabilities assumed	79,652
Net assets acquired	$624,332

(1)Properties, plant and equipment include $61.5 million of financing lease ROU assets. Current and noncurrent financing lease liabilities were $7.9 million and $53.6 million, respectively.

Schedule of Business Combination Proforma Results	The pro forma combined condensed financial data has been included for comparative purposes only and is not necessarily indicative of the results that might have occurred had the Puget Sound Acquisition taken place on January 1, 2020 and is not intended to be a projection of future results.

	Years Ended December 31,
	2021	2020
	(In thousands)
Sales and other revenues	$21,476,142	$13,183,620
Net income (loss) attributable to HollyFrontier stockholders	$601,210	$(802,234)
The following pro forma information for the years ended December 31, 2021 and 2020 presents the revenues and operating income (loss) for our Refining segment assuming the Puget Sound Acquisition had occurred on January 1, 2020.

	Years Ended December 31,
	2021	2020
	(In thousands)
Sales and other revenues	$19,445,558	$11,539,166
Income (loss) from operations	$509,450	$(934,061)